Note 2 - Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Number of Reportable Segments	1
LPG [Member]
Property, Plant and Equipment, Estimated Useful Lives	30
Product Carriers [Member]
Property, Plant and Equipment, Estimated Useful Lives	25